Pension arrangements (Details) - Football League Pension and Life Assurance Scheme - GBP (£)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Aug. 31, 2023
Pension arrangements
Total deficit on actuarial valuation				£ 20,600,000
Contribution to current accrual of benefits	£ 0
Total contributions per annum paid by Group based on actuarial valuation	649,000
Present value of outstanding contributions to pension arrangements	489,000	£ 782,000	£ 1,071,000
Within 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements	489,000	586,000	581,000
Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements	£ 0	£ 196,000	£ 490,000